Segmental analysis - Contributions by Geographical Area (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of geographical areas [line items]
Revenue	£ 6,663	£ 7,227
Revenue less pass- through costs	5,026	5,599
Headline operating profit	412	646
North America
Disclosure of geographical areas [line items]
Revenue	2,537	2,781
Revenue less pass- through costs	1,966	2,207
Headline operating profit	281	336
United Kingdom
Disclosure of geographical areas [line items]
Revenue	1,011	1,058
Revenue less pass- through costs	749	779
Headline operating profit	47	78
Western Continental Europe
Disclosure of geographical areas [line items]
Revenue	1,351	1,458
Revenue less pass- through costs	1,021	1,164
Headline operating profit	36	117
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of geographical areas [line items]
Revenue	1,764	1,930
Revenue less pass- through costs	1,290	1,449
Headline operating profit	48	115
United States
Disclosure of geographical areas [line items]
Revenue	2,387	2,609
Revenue less pass- through costs	1,852	2,071
Headline operating profit	£ 264	£ 316